Note 18 - Stockholders' Equity (Deficit) (Details) - Stock Option Weighted-Average Assumptions	12 Months Ended
Sep. 30, 2013
Stock Option Weighted-Average Assumptions [Abstract]
Dividend yield	0.00%
Expected volatility	75.00%
Risk-free interest rate	0.58%
Expected life (in years)	3 years